Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Compensation [Abstract]
Schedule of options outstanding
	Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	165,987	0.37
Reclassified to employees and directors	(71,260)	0.37
Granted	16,326	0.37
Exercised	(20,086)	0.37
Forfeited	(3,134)	0.37
Outstanding as of December 31, 2021	87,833	0.37
Exercisable options	62,715	0.37

	Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	296,038	0.37
Reclassified to employees and directors	71,260	0.37
Granted	95,238	0.37
Exercised	(4,544)	0.37
Forfeited	(9,872)	0.37
Outstanding as of December 31, 2021	448,120	0.37
Exercisable options	347,069	0.37

Schedule of restricted shares units to employees and directors outstanding
Number of RSUs
Outstanding at beginning of year	-
Granted	10,000
Outstanding as of December 31, 2021	10,000
Exercisable RSUs	-

Schedule of restricted shares units to employees and directors outstanding
Number of RSUs
Outstanding at beginning of year	-
Granted	2,658,188
Vested	655,601
Outstanding as of December 31, 2021	2,002,587

Schedule of restricted shares units to employees and directors outstanding
	Year ended December 31, 2020
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	-	-
Granted	230,280	0.37
Expired	(64,293)	0.37
Forfeited	-	-
Outstanding at end of period	165,987	0.37
Exercisable options	106,742	0.37

	Year ended December 31, 2020
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	-	-
Granted	305,120	0.37
Expired	(4,701)	0.37
Forfeited	(4,387)	0. 37
Outstanding at end of period	296,032	0.37
Exercisable options	233,478	0.37